Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

As at December 31 (millions of dollars)	2023	2022
Regulatory assets (Note 12)	46	189
Prepaid expenses and other assets	44	58
Materials and supplies	34	24
Derivative assets (Note 17)	—	5
	124	276